10. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity

As part of the Reincorporation, the total number of authorized shares of common stock was changed to 250,000,000 shares, $0.001 par value per share. The common stock and additional paid in capital accounts were restated as of December 31, 2012, and for the years then ended, to recognize the change from no par common stock to a par value of $0.001 per share. The Company conducted a consent solicitation of its stockholders of record as of September 3, 2013 (the “Record Date”) to approve certain corporation actions. Stockholders, representing at least a majority of outstanding shares of the Company’s voting capital as of the Record Date voted by written consent to approve an amendment to the company’s Article of Incorporation in order to increase the number of common stock authorized to 700,000,000 from 250,000,000. As of March 31, 2014 and December 31, 2013, the total number of authorized shares of common stock was 700,000,000.

As part of the aforementioned consent solicitation, stockholders, representing at least a majority of outstanding shares of the Company’s voting capital as of the Record Date, also voted by written consent to approve a proposal to effect a reverse split of the Company’s common stock in a ratio to be determined by the Board which would not be less than One for Ten (1:10) and not more than One for One-Hundred (1:100), which was to be effective no later than September 30, 2014, at the sole discretion of the Board and in lieu of issuing any fractional shares resulting from the reverse split, to issue the next whole share (the “Reverse Split”).

On April 2, 2014, we filed a certificate of amendment to our Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-one hundred basis. The reverse stock split was effective with FINRA on April 7, 2014. All common stock share and per share information in this Form 10-Q, including the accompanying consolidated financial statements and notes thereto, have been adjusted to reflect retrospective application of the reverse split, unless otherwise indicated. The total number of authorized shares of common stock was not adjusted in conjunction with the reverse split.

As of March 31, 2014 and December 31, 2013, there were 6,047,707 and 5,918,704 shares of common stock outstanding, respectively.

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001 per share. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by our board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights. As of March 31, 2014 and December 31, 2013, no shares were outstanding, and the Board of Directors has not authorized issuance of preferred shares.

On January 10, 2014, the Company issued 102,860 shares of the Company’s common stock in a private placement to certain investors at $3.50 per share. The Company received gross proceeds of $360,000 and paid related offering costs of $4,884.

On January 10, 2014, the Company issued 8,143 shares of common stock as an extinguishment of a $28,500 accounts payable balance for services rendered in relation to the private placement. The shares were valued at the market price of $4.00 per share giving rise to a loss on the extinguishment of accounts payable of $4,072.

On January 29, 2014, the Company issued 18,000 shares of common stock to a third party for prepaid investor relations services at $3.50 per share for a six month period beginning in January 2014.

As part of the Reincorporation, the total number of authorized shares of common stock was changed to 250,000,000 shares of $0.001 par value. The common stock and additional paid in capital accounts were restated as of December 31, 2012, and for the years then ended, to recognize the change from no par common stock to a par value of $0.001 per share. The Company conducted a consent solicitation of its stockholders (“Stockholders”) of record as of September 3, 2013 (the “Record Date”) to approve certain corporation actions. The Stockholders, representing at least a majority of outstanding shares of the Company’s voting capital as of the Record Date voted by written consent to approve an amendment to the company’s Article of Incorporation in order to increase the number of common stock authorized to 700,000,000 from 250,000,000. As of December 31, 2013, the total number of authorized shares of common stock was 700,000,000.

As part of the aforementioned consent solicitation, the Stockholders, representing at least a majority of outstanding shares of the Company’s voting capital as of the Record Date, also voted by written consent to approve a proposal to effect a reverse split of the Company’s common stock in a ratio to be determined by the Board which would not be less than One for Ten (1:10) and not more than One for One-Hundred (1:100), which was to be effective no later than September 30, 2014, at the sole discretion of the Board and in lieu of issuing any fractional shares resulting from the reverse split, to issue the next whole share (the “Reverse Split”).

On April 2, 2014, we filed a certificate of amendment to our Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-one hundred basis. The reverse stock split was effective with FINRA (Financial Industry Regulatory Authority) on April 7, 2014. All common stock share and per share information in this Form 10K, including the accompanying consolidated financial statements and notes thereto, have been adjusted to reflect retrospective application of the reverse split, unless otherwise indicated. The total number of authorized shares of common stock was not adjusted in conjunction with the reverse split.

As of December 31, 2013 and 2012, there were 5,918,704 and 719,127 shares of common stock outstanding, respectively.

The Company has 10,000,000 shares of preferred stock authorized with a par value of $0.001. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by our stockholders, to issue from time to time shares of preferred stock in one or more series. Each series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications and special or relative rights or privileges as shall be determined by our board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights. As of December 31, 2013 and 2012, no shares were outstanding and the Board of Directors has not authorized issuance of preferred shares.

2012 Activity

On March 31, 2012, the Company issued 87,278 shares of common stock in exchange for outstanding notes payable, including principal and interest, in the cumulative amount of $1,745,546, or $20.00 per share, for certain related parties and officers of the Company.

On April 11, 2012, the Company agreed to issue 10,000 shares of common stock in exchange for investor relations services valued at $235,000, or $23.00 per share.

On May 2, 2012, the Company issued 1,111 shares of common stock in exchange for marketing services valued at $22,214, or $20.00 per share.

On May 10, 2012, the Company issued 2,500 shares of restricted common stock to one service provider for investor relations services valued at approximately $42,500, or $17.00 per share.

On May 10, 2012, the Company issued 10,000 shares of common stock for cash to an accredited investors in the amount of $200,000, or $20.00 per share.

On June 20, 2012, the Company issued 1,250 shares of common stock in exchange for legal services valued at $25,000, or $20.00 per share.

2013 Activity

On February 1, 2013, the Company issued 4,706 shares of common stock in exchange for interest payable on the Debenture due on that date in the amount of $40,000, or $8.50 per share.

On May 1, 2013, the Company issued 2,782 shares of common stock in exchange for services valued at $16,135, or $6.00 per share.

On May 1, 2013, the Company issued 625 shares of common stock in exchange for services valued at $3,125, or $5.00 per share.

On May 26, 2013, the Company issued 4,000 shares of common stock in exchange for services valued at $20,000, or $5.00 per share.

On August 29, 2013, 50,000 warrants to purchase the Company’s common stock were exchanged on a one for one basis with no receipt of cash and the warrants were cancelled. In association with this transaction, there was a reduction in a derivative liability of $30,964, a reduction in debt issuance cost of $14,464, and a loss on the exchange of warrants recognized in the amount of $308,500.

On September 6, 2013, a holder of the Reissued Debenture issued notice of voluntary conversion for $75,000 of the issuance price reducing the aggregate amount of the outstanding debentures to $1,088,333. The Company issued 61,882 shares of common stock. In conjunction with this issuance there was a reduction in the derivative liability of $200,495, a reduction in the debt discount of $67,500, and a loss on the conversion was recorded in the amount of $67,376.

On September 13, 2013, 28,000 shares of common stock were issued in exchange for services valued $112,000, or $4.00 per share.

On September 19, 2013, pursuant to an agreement to cancel a consulting agreement, 4,000 shares of common stock were issued valued at $16,000, or $4.00 per share.

On October 8, 2013, the board of directors granted one director 5,000 shares as a bonus for service to the Company. The shares were valued at $17,500, or $3.40 per share.

On October 18, 2013, the Company exchanged 3,810 warrants to purchase common stock issued to the placements agent, and its designees, of the July 2012 Debenture issuance for shares of restricted common stock of the Company on a one for one basis with no exchange of cash. There was a reduction in the derivative liability of $8,547 and a loss on the exchange of warrants recognized in the amount of $3,644.

On October 30, 2013, the Company issued 10,020 shares of restricted common stock to two parties in exchange for services valued at $50,100, or $2.80 per share. The Company recognized a gain on the settlement of account payable in the amount of $22,044.

On October 31, 2013, 43,206 shares of restricted common stock were issued in full payment of the Subordinated Officer Loan with a principal amount of $159,753 and accrued but unpaid interest in the amount of $56,278. The Company recognized a gain on the conversion of debt in the amount of $90,733.

On November 8, 2013, the Company issued 10,000 shares restricted common stock to a director as a bonus for service to the Company valued at $35,000, or $3.50 per share.

On November 15, 2013, the board of directors granted five officers and employees 10,000 shares each as a bonus for service to the Company. The shares were valued at valued at $170,000, or $3.50 per share.

On November 15, 2013, in association with the Merger, the Company issued the following shares of common stock:

•	2,972,183 shares of common stock, valued at $10,402,638 or $3.50 per share, were issued to the Parent Member in exchange for the member interests of A Squared issued and outstanding immediately prior to the Merger.

•	448,613 shares of common stock were issued to holders of the Company’s 12% convertible promissory notes in aggregate principal amount of $530,000 and accrued, but unpaid, interest of $13,719 in connection with the automatic conversion of the Bridge Notes upon consummation of the Merger.

•	73,238 shares of common stock were issued to members of the pre-merger management team as consideration for the cancellation of an aggregate of $194,163 in principal and $62,167 in accrued but unpaid interest thereon made to the Company by such individuals in connection with the Merger. The Company recognized a gain on the settlement of debt in the amount of $7,324.

•	929,444 shares of common stock were issued to holders of its 16% senior secured convertible debentures, in the aggregate principal amount of $1,088,333, plus accrued but unpaid interest in the aggregate amount of $38,141, in connection with the automatic conversion of the Debentures upon consummation of the Merger. The association with the conversion, the Company recognized a loss on the settlement of debt in the amount of $807,532, a reduction of the debt discount of $805,000, and a reduction of the derivative liability of $2,867,602.

•	77,492 shares of common stock were issued to two parties in exchange for strategic digital marketing and business development services. These shares were valued at $333,215, or $4.30 per share.

•	124,146 shares of common stock were issued to members of the Pre-Merger management team as well as the Company’s Chief Financial Officer as consideration for the cancellation of accrued, but unpaid, salary and benefits in the amount of $612,443. The Company recognized a gain on the settlement of debt in the amount of $190,349.

Additionally, through December 31, 2013, the Company sold 296,429 shares of its common stock in a private placement to certain investors at $3.50 per share. Through December 31, 2013, the Company received gross proceeds of $1,037,500 and recognized offering costs of $68,962.